LONG-TERM INVESTMENT	12 Months Ended
Sep. 30, 2020
LONG-TERM INVESTMENT
LONG-TERM INVESTMENT

NOTE 8 – LONG-TERM INVESTMENT

The Company made an investment in Wenzhou Longlian Development Co., Ltd. ("Longlian"), a private company incorporated in PRC, in 2011 by RMB 2,083,300 with equity percentage of 2.0833%. The principal activities of Longlian are property and infrastructure construction. As of September 30, 2020 and 2019, the Company carried this investment at its cost in the amount of $306,837 and $291,464, respectively. During 2020 and 2019 fiscal years, the Company received no dividend income from Longlian.